ACCRUED EXPENSES AND OTHER LIABILITIES	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
ACCRUED EXPENSES AND OTHER LIABILITIES
ACCRUED EXPENSES AND OTHER LIABILITIES

12.   ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,	March 31,
	2022	2022
	(Unaudited)
Accrued payroll and welfare	$1,305,857	$1,176,442
Payables to drivers from aggregation platforms (i)	845,726	806,921
Deposits (ii)	555,513	783,830
Accrued expenses	261,085	94,106
Other taxes payable	113,083	5,260
Loan repayments received on behalf of financial institutions (iii)	63,989	28,704
Payables for expenditures on automobile transaction and related services	26,562	56,222
Other payables	11,770	2,422
Total accrued expenses and other liabilities	3,183,585	2,953,907
Total accrued expenses and other liabilities - discontinued operations	(468,376)	(509,540)
Total accrued expenses and other liabilities - continuing operations	$2,715,209	$2,444,367
(i)

The balance of payables to drivers from aggregation platforms represented the amount the Company collected on behalf of drivers who completed their transaction through the Company’s online ride-hailing platform base on the confirmed billings.

(ii)

The balance of deposits represented the security deposit from operating and finance lease customers to cover lease payment and related automobile expense in case the customers’ accounts are in default. The balance is refundable at the end of the lease term, after deducting any missed lease payment and applicable fee.

(iii)

The balance of loan repayments received on behalf of financial institutions represented the loan repayments made by the automobile purchasers to financial institutions through the Company, which has not been paid to the financial institutions.

12.   ACCRUED EXPENSES AND OTHER LIABILITIES

	March 31,	March 31,
	2022	2021
Payables to investors of online lending platform (i)	$—	$1,795,066
Accrued payroll and welfare	1,176,442	1,306,509
Payables to drivers from aggregation platforms (ii)	806,921	2,352,264
Deposits (iii)	783,830	1,639,681
Accrued expenses	94,106	6,090
Payables for expenditures on automobile transaction and related services	56,222	159,388
Loan repayments received on behalf of financial institutions (iv)	28,704	839,770
Other taxes payable	5,260	398,220
Other payables (v)	2,422	446,670
Total accrued expenses and other liabilities	2,953,907	8,943,658
Total accrued expenses and other liabilities - discontinued operations	(509,540)	(6,070,431)
Total accrued expenses and other liabilities - continuing operations	$2,444,367	$2,873,227
(i)

The balance of payables to investors of online lending platform represented the outstanding loans from investors on the Company’s discontinued P2P lending platform, which was assumed by the Company in connection with the Plan to discontinue its online lending services business. As of March 31, 2022, the Company has fully settled the outstanding loans.

(ii)

The balance of payables to drivers from aggregation platforms represented the amount the Company collected on behalf of drivers who completed their transaction through the Company’s online ride-hailing platform base on the confirmed billings.

(iii)

The balance of deposits represented the security deposit from operating and finance lease customers to cover lease payment and related automobile expense in case the customers’ accounts are in default. The balance is refundable at the end of the lease term, after deducting any missed lease payment and applicable fee.

(iv)

The balance of loan repayments received on behalf of financial institutions represented the loan repayments made by the automobile purchasers to financial institutions through the Company, which has not been paid to the financial institutions.

(v)	The balance of other payables represented amount due to suppliers and vendors for operations purposes.